Difference Between Income Taxes Computed at Federal Statutory Rate and Provision for Income Taxes (Detail) - USD ($) $ in Millions		12 Months Ended
		Jun. 30, 2026		Jun. 30, 2025	Jun. 30, 2024
Effective Income Tax Rate Reconciliation [Line Items]
Federal statutory rate, amount		$ 34,846
Effect of:
State and local income tax, net of federal income tax effect	[1]	2,573
Other, amount		(730)
Effect of cross-border tax laws:
Global intangible low-taxed income (GILTI), amount	[2]	5,068
Foreign-derived intangible income deduction, amount		(603)
Other		799
Tax credits:
Research and development credit, amount		(1,453)
Foreign tax credits, amount		(9,151)
Other, amount		(14)
Changes in unrecognized tax benefits	[3]	1,094
Provision for income taxes		$ 32,185		$ 21,795	$ 19,651
Federal statutory rate		21.00%		21.00%	21.00%
Effect of:
State and local income tax, net of federal income tax effect		1.60%	[1]	1.50%	1.50%
Statutory tax rate difference foreign earnings taxed at lower rates				(1.50%)	(1.40%)
Other, percent		(0.60%)		(1.40%)	(0.70%)
Effect of cross-border tax laws:
Global intangible low-taxed income (GILTI), percent	[2]	3.10%
Foreign-derived intangible income deduction, percent		(0.40%)		(1.00%)	(1.10%)
Other, percent		0.50%
Tax credits:
Research and development credit, percent		(0.90%)		(1.10%)	(1.10%)
Foreign tax credits, percent		(5.50%)
Other, percent		0.00%
Changes in unrecognized tax benefits, percent	[3]	0.70%
Excess tax benefits relating to stock-based compensation				(0.90%)	(1.10%)
Interest, net				1.00%	1.10%
Effective rate		19.40%		17.60%	18.20%
Ireland
Effect of:
Statutory tax rate difference, amount		$ (4,301)
Other, amount		$ 809
Effect of:
Statutory tax rate difference foreign earnings taxed at lower rates		(2.60%)
Other, percent		0.50%
Other foreign jurisdictions
Effect of:
Statutory tax rate difference, amount	[4]	$ 3,248
Effect of:
Statutory tax rate difference foreign earnings taxed at lower rates	[4]	2.00%

[1]	In fiscal year 2026, state and local income taxes in California, Illinois, Minnesota, New Jersey, New York, and New York City made up the majority (greater than 50%) of the tax effect in this category.
[2]	Under ASU 2023-09, we elected to present the effect of cross-border tax laws gross and present the foreign tax credits related to GILTI within the Tax credits category.
[3]	Includes changes in unrecognized tax benefits on an aggregated basis for all jurisdictions, including interest and penalties.
[4]	Under ASU 2023-09, Foreign tax effects include foreign withholding taxes while the related foreign tax credits are included in the Tax credits category. Prior to adoption of ASU 2023-09, foreign withholding taxes were presented net of foreign tax credits.